EQUITY - OUTSTANDING RSUS (Details) $ in Thousands	2 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase Of Treasury Shares | $					$ (878)	$ 1,328	$ 11,141
Equity attributable to owners of parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase Of Treasury Shares | $					(878)	(1,328)	11,141
Treasury Shares Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase Of Treasury Shares | $					$ (878)	$ (1,328)	$ 11,141
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	0	0	0	0	531,385
Vested After Reverse Split					(105,728)
Outstanding number of shares after split						105,728
Time Restricted Stock Units ("RSU") (equity settled) | 2019 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	0	0	0	0	190,930
Vested					(13,451)
Time Restricted Stock Units ("RSU") (equity settled) | 2019 Plan 5 Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	0	0	0	0	190,930
Forfeited					(24,530)
Vested After Reverse Split					(13,451)
Outstanding number of shares after split						37,981
Time Restricted Stock Units ("RSU") (equity settled) | 2019 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	386,186	386,186	386,186	386,186	386,186	2,138,442
Forfeited					(38,187)
Outstanding number of shares after split						424,373
Time Restricted Stock Units ("RSU") (equity settled) | 2020 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	0	0	0	0	0	170,568
Forfeited					(33,931)
Outstanding number of shares after split						33,931
Performance RSU (equity settled) | The Board Grant 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	44,935	44,935	44,935	44,935	44,935
Forfeited					(10,072)
Granted				51,803
Additional grant			3,204
Performance RSU (equity settled) | The 2021 Grant Board And Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	40,000	40,000	40,000	40,000	40,000
Forfeited					0
Granted	40,000
SOP [Member] | 2020 Plan Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	1,237,378	1,237,378	1,237,378	1,237,378	1,237,378	1,507,518
Forfeited					(109,746)
Vested					(160,394)
SOP [Member] | 2020 Plan Performance Award Potential Matching Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	1,774,150	1,774,150	1,774,150	1,774,150	1,774,150	2,128,150
Forfeited					(354,000)
SOP [Member] | 2020 Plan Extraordinary SOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	195,000	195,000	195,000	195,000	195,000	195,000
Forfeited					0
SOP [Member] | The 2021 Grant Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	598,957	598,957	598,957	598,957	598,957
Forfeited					(40,360)
Granted				621,974
Additional grant		17,343
SOP [Member] | The 2021 Grant Performance Award Potential Matching Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	2,536,943	2,536,943	2,536,943	2,536,943	2,536,943
Forfeited					(236,728)
Granted				2,704,919
Additional grant		68,752
Performance Award Member [Member] | 2020 Plan Perfomance Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	3,546,300	3,546,300	3,546,300	3,546,300	3,546,300	4,256,300
Forfeited					(710,000)
Performance Award Member [Member] | The 2021 Grant Performance Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding	4,745,048	4,745,048	4,745,048	4,745,048	4,745,048
Forfeited					(802,293)
Granted				5,409,837
Additional grant		137,504